Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		9,500,000	9,500,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	340,000,000	340,000,000	340,000,000
Common stock, shares issued	211,419,937	211,419,937	18,888,971
Common stock, shares outstanding	211,419,937	211,419,937	18,888,971
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		500,000	500,000
Preferred stock, shares issued		0	170,001
Preferred stock, shares outstanding		0	170,001